Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 14	$ 23
Provision for credit losses
Purchases	7	7
Sales and maturities		(2)
Changes in risk, parameters and exposures	(8)	(14)
Exchange rate and other	1
Balance at end of period	14	14
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	8
Provision for credit losses
Purchases	7	7
Sales and maturities		(2)
Changes in risk, parameters and exposures	(6)	(8)
Exchange rate and other	1	1
Balance at end of period	8	6
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	15
Provision for credit losses
Changes in risk, parameters and exposures	(2)	(6)
Exchange rate and other		(1)
Balance at end of period	$ 6	$ 8